Net Income Per Common Share (Details) - USD ($) $ / shares in Units, shares in Millions, $ in Millions	3 Months Ended								12 Months Ended
	Jan. 31, 2016	Oct. 31, 2015	Jul. 31, 2015	Apr. 30, 2015	Jan. 31, 2015	Oct. 31, 2014	Jul. 31, 2014	Apr. 30, 2014	Jan. 31, 2016	Jan. 31, 2015	Jan. 31, 2014
Net Income Per Common Share [Line Items]
Income from continuing operations	$ 4,748	$ 3,414	$ 3,635	$ 3,283	$ 5,188	$ 3,826	$ 4,089	$ 3,711	$ 15,080	$ 16,814	$ 16,551
Income from continuing operations attributable to noncontrolling interest									(386)	(632)	(633)
Income from continuing operations attributable to Walmart									$ 14,694	$ 16,182	$ 15,918
Weighted-average common shares outstanding, basic									3,207	3,230	3,269
Dilutive impact of stock options and other share-based awards									10	13	14
Weighted-average common shares outstanding, diluted									3,217	3,243	3,283
Basic income per common share from continuing operations attributable to Walmart	$ 1.44	$ 1.03	$ 1.08	$ 1.03	$ 1.54	$ 1.15	$ 1.22	$ 1.10	$ 4.58	$ 5.01	$ 4.87
Diluted income per common share from continuing operations attributable to Walmart	$ 1.43	$ 1.03	$ 1.08	$ 1.03	$ 1.53	$ 1.15	$ 1.21	$ 1.10	$ 4.57	$ 4.99	$ 4.85